Related Party Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Details
Other General and Administrative Expense					$ 0	$ 66,179
Increase (Decrease) in Due to Officers and Stockholders	$ 45,126	$ 72,864	$ 90,252	$ 133,584